Warrants - Schedule of Private Warrants (Details)		6 Months Ended	12 Months Ended
	May 07, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Private Warrants Abstract
Risk-free interest rate	0.80%	4.08%	3.98%
Expected life	5 years	5 years 7 months 6 days	5 years 4 months 6 days	5 years
Expected volatility of underlying stock	20.00%	0.00%	0.00%
Dividends	0.00%	0.00%	0.00%	0.00%